INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	June 30,	September 30,
	2015	2014
Land use rights	$187,808	$186,317
Less: Accumulated amortization	35,683	32,605
Total	$152,125	$153,712
Amortization expense was $940 and $932 for the three months ended June 30, 2015 and 2014, respectively, $2,807 and $2,807 for the nine months ended June 30, 2015 and 2014, respectively.

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	September 30, 2014	September 30, 2013
Land use rights	$186,317	$185,614
Less: Accumulated amortization	32,605	27,594
Total	$153,712	$158,020
Amortization expense was $3,733 and $3,682 for the years ended September 30, 2014 and 2013, respectively.